Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2011
Jensen Value Fund (First Prospectus Summary) | Jensen Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The objective of the Fund is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Class J shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Fund's performance. For the year ended May 31, 2011, the Fund's portfolio turnover rate was 120.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.51%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To achieve its objective, the Fund invests in equity securities of companies that satisfy the investment criteria described below. These companies are selected from a universe of companies that have produced long-term records of persistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a "return on equity" of 15% or greater in each of the last 10 years as determined by the Adviser (which for example, may include companies with negative equity resulting from debt-financing of large share repurchases). Equity securities in which the Fund may invest as a principal strategy consist primarily of common stocks of U.S. companies.

The Fund's investment strategy is based on applying quantitative factors to this select universe of companies that are rooted in fundamentally-based investment principles. Underpinnings of the Adviser's investment philosophy are embedded in academic research, the Adviser's history as an investor, and extensive back-testing of the investment universe. The qualifying universe and the factors derived from the back-testing focus upon the long-term, past results of the companies and the expected long-term future results of their stocks. The factors employed reflect the consistency of a company's performance, its operating efficiency and the valuation of its stock.

The Fund will sell an investment when the Adviser's quarterly screening and ranking of all qualifying companies indicates that the company has dropped from the top third of the Fund's investment universe, subject to the portfolio's optimization to the Russell 3000 Value Index. A company will also be sold if its fundamentals deteriorate, lowering its "return on equity" below 15%.

The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus. The Adviser may from time to time engage in active trading of the Fund's portfolio investments to achieve the
Fund's investment objective.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in this Fund are:

o Stock Market Risk

The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder's investment.

o Management Risk

The quantitative process used by the Adviser to select securities for the Fund's investment portfolio may not prove effective in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund's investment objective will be achieved.

o Company and Sector Risk

The Fund's investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained, a return on equity of at least 15% per year for each of the prior 10 years. Because of the relatively limited number of companies that have achieved this strong level of consistent, long term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the
Fund's performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

o Large-Cap Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o Small-and Mid-Cap Company Risk

The securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

o Portfolio Turnover Risk

The Fund may trade actively and therefore experience a portfolio turnover rate of over 100%. High portfolio turnover is likely to lead to increased Fund expenses, including brokerage commissions and other transaction costs. A high portfolio turnover rate may also result in higher more short-term and long-term capital gains taxable to shareholders and as ordinary income. High portfolio turnover, as a result, may lead to lower investment returns.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for one complete calendar year (January through December).

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for one complete calendar year (January through December).
Jensen Value Fund (First Prospectus Summary) | Jensen Value Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Jensen Value Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee Waiver/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,897

[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Jensen Investment Management, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses do not exceed 1.25% of the Fund's average net assets attributable to Class J shares through February 28, 2013. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses described herein.